Financial Income and Expenses - Foreign Exchange Rate Gains and Losses (Details) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 kr / $	Jun. 30, 2023 kr / $	Jun. 30, 2024 DKK (kr) kr / $	Jun. 30, 2023 DKK (kr) kr / $	Dec. 31, 2023 kr / $	Dec. 31, 2022 kr / $
Foreign Exchange Rate Gains and Losses detail
Foreign exchange rate gain			kr 729	kr 1,045
Foreign exchange rate loss			kr 316	kr 439
USD/DKK Foreign Exchange Rates | kr / $	6.9664	6.8539	6.9664	6.8539	6.7447	6.9722
% Increase/(decrease) from prior year-end	3.30%	(1.70%)